Long-Term Debt - Schedule of Estimated Fair Values of Long-Term Debt (Parenthetical) (Detail)				12 Months Ended
	Sep. 30, 2013 5.55% 1999 Series D, due 2038 [Member]	Dec. 31, 2013 5.45% 2003 Series C, due 2038 [Member]	Dec. 31, 2013 5.80% 2003 Series E, due 2038 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] Notes, 4.45%, due 2020 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] Notes, 4.45%, due 2020 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] Notes, 6.1%, due 2041 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] Notes, 6.1%, due 2041 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] Notes, 3.875%, due 2022 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] Notes, 3.875%, due 2022 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] Notes, 4.875%, due 2043 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] Notes, 4.875%, due 2043 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] 8% Series, due 2026 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] 8% Series, due 2026 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] Medium-term notes, 7.59% series, due 2017 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] Medium-term notes, 7.59% series, due 2017 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] Medium-term notes, 7.78% series, due 2022 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] Medium-term notes, 7.78% series, due 2022 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] Medium-term notes, 7.92% series, due 2027 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] Medium-term notes, 7.92% series, due 2027 [Member]	Dec. 31, 2013 Debentures [Member] Carrying Amount [Member] Medium-term notes, 6.76% series, due 2027 [Member]	Dec. 31, 2012 Debentures [Member] Carrying Amount [Member] Medium-term notes, 6.76% series, due 2027 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] Notes, 4.45%, due 2020 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] Notes, 4.45%, due 2020 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] Notes, 6.1%, due 2041 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] Notes, 6.1%, due 2041 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] Notes, 3.875%, due 2022 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] Notes, 3.875%, due 2022 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] Notes, 4.875%, due 2043 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] Notes, 4.875%, due 2043 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] 8% Series, due 2026 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] 8% Series, due 2026 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] Medium-term notes, 7.59% series, due 2017 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] Medium-term notes, 7.59% series, due 2017 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] Medium-term notes, 7.78% series, due 2022 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] Medium-term notes, 7.78% series, due 2022 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] Medium-term notes, 7.92% series, due 2027 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] Medium-term notes, 7.92% series, due 2027 [Member]	Dec. 31, 2013 Debentures [Member] Market Value [Member] Medium-term notes, 6.76% series, due 2027 [Member]	Dec. 31, 2012 Debentures [Member] Market Value [Member] Medium-term notes, 6.76% series, due 2027 [Member]	Dec. 31, 2013 Variable-rate bonds [Member] Carrying Amount [Member] Tax-exempt Series A, due 2028 [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Carrying Amount [Member] Tax-exempt Series A, due 2028 [Member]	Dec. 31, 2013 Variable-rate bonds [Member] Carrying Amount [Member] 2003 Series A, due 2038 [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Carrying Amount [Member] 2003 Series A, due 2038 [Member]	Dec. 31, 2013 Variable-rate bonds [Member] Carrying Amount [Member] 2008 Series A, due 2038 [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Carrying Amount [Member] 2008 Series A, due 2038 [Member]	Dec. 31, 2013 Variable-rate bonds [Member] Carrying Amount [Member] 2009 Series A, due 2039 [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Carrying Amount [Member] 2009 Series A, due 2039 [Member]	Dec. 31, 2013 Variable-rate bonds [Member] Market Value [Member] Tax-exempt Series A, due 2028 [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Market Value [Member] Tax-exempt Series A, due 2028 [Member]	Dec. 31, 2013 Variable-rate bonds [Member] Market Value [Member] 2003 Series A, due 2038 [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Market Value [Member] 2003 Series A, due 2038 [Member]	Dec. 31, 2013 Variable-rate bonds [Member] Market Value [Member] 2008 Series A, due 2038 [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Market Value [Member] 2008 Series A, due 2038 [Member]	Dec. 31, 2013 Variable-rate bonds [Member] Market Value [Member] 2009 Series A, due 2039 [Member]	Dec. 31, 2012 Variable-rate bonds [Member] Market Value [Member] 2009 Series A, due 2039 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Carrying Amount [Member] 5.55% 1999 Series D, due 2038 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Carrying Amount [Member] 5.55% 1999 Series D, due 2038 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Carrying Amount [Member] 5.45% 2003 Series C, due 2038 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Carrying Amount [Member] 5.45% 2003 Series C, due 2038 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Carrying Amount [Member] 5.25% 2003 Series D, due 2038 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Carrying Amount [Member] 5.25% 2003 Series D, due 2038 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Carrying Amount [Member] 5.80% 2003 Series E, due 2038 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Carrying Amount [Member] 5.80% 2003 Series E, due 2038 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Carrying Amount [Member] 5.25% 2004 Series A, due 2034 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Carrying Amount [Member] 5.25% 2004 Series A, due 2034 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Carrying Amount [Member] 5.00% 2004 Series B, due 2033 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Carrying Amount [Member] 5.00% 2004 Series B, due 2033 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Carrying Amount [Member] 4.85% 2005 Series A, due 2035 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Carrying Amount [Member] 4.85% 2005 Series A, due 2035 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Carrying Amount [Member] 4.75% 2006 Series A, due 2036 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Carrying Amount [Member] 4.75% 2006 Series A, due 2036 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Market Value [Member] 5.55% 1999 Series D, due 2038 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Market Value [Member] 5.55% 1999 Series D, due 2038 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Market Value [Member] 5.45% 2003 Series C, due 2038 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Market Value [Member] 5.45% 2003 Series C, due 2038 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Market Value [Member] 5.25% 2003 Series D, due 2038 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Market Value [Member] 5.25% 2003 Series D, due 2038 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Market Value [Member] 5.80% 2003 Series E, due 2038 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Market Value [Member] 5.80% 2003 Series E, due 2038 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Market Value [Member] 5.25% 2004 Series A, due 2034 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Market Value [Member] 5.25% 2004 Series A, due 2034 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Market Value [Member] 5.00% 2004 Series B, due 2033 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Market Value [Member] 5.00% 2004 Series B, due 2033 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Market Value [Member] 4.85% 2005 Series A, due 2035 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Market Value [Member] 4.85% 2005 Series A, due 2035 [Member]	Dec. 31, 2013 Fixed-rate bonds [Member] Market Value [Member] 4.75% 2006 Series A, due 2036 [Member]	Dec. 31, 2012 Fixed-rate bonds [Member] Market Value [Member] 4.75% 2006 Series A, due 2036 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	5.55%	5.45%	5.80%	4.45%	4.45%	6.10%	6.10%	3.875%	3.875%	4.875%	4.875%	8.00%	8.00%	7.59%	7.59%	7.78%	7.78%	7.92%	7.92%	6.76%	6.76%	4.45%	4.45%	6.10%	6.10%	3.875%	3.875%	4.875%	4.875%	8.00%	8.00%	7.59%	7.59%	7.78%	7.78%	7.92%	7.92%	6.76%	6.76%																	5.55%	5.55%	5.45%	5.45%	5.25%	5.25%	5.80%	5.80%	5.25%	5.25%	5.00%	5.00%	4.85%	4.85%	4.75%	4.75%	5.55%	5.55%	5.45%	5.45%	5.25%	5.25%	5.80%	5.80%	5.25%	5.25%	5.00%	5.00%	4.85%	4.85%	4.75%	4.75%
Debt instrument due date				Dec. 01, 2020	Dec. 01, 2020	Feb. 15, 2041	Feb. 15, 2041	Apr. 01, 2022	Apr. 01, 2022	Oct. 01, 2043	Oct. 01, 2043	Aug. 01, 2026	Aug. 01, 2026	Jan. 17, 2017	Jan. 17, 2017	Feb. 03, 2022	Feb. 03, 2022	Jun. 04, 2027	Jun. 04, 2027	Sep. 24, 2027	Sep. 24, 2027	Dec. 01, 2020	Dec. 01, 2020	Feb. 15, 2041	Feb. 15, 2041	Apr. 01, 2022	Apr. 01, 2022	Oct. 01, 2043	Oct. 01, 2043	Aug. 01, 2026	Aug. 01, 2026	Jan. 17, 2017	Jan. 17, 2017	Feb. 03, 2022	Feb. 03, 2022	Jun. 04, 2027	Jun. 04, 2027	Sep. 24, 2027	Sep. 24, 2027	Dec. 01, 2028	Dec. 01, 2028	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Dec. 01, 2039	Dec. 01, 2039	Dec. 01, 2028	Dec. 01, 2028	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Dec. 01, 2039	Dec. 01, 2039	Dec. 01, 2038	Dec. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Jul. 01, 2034	Jul. 01, 2034	Dec. 01, 2033	Dec. 01, 2033	Oct. 01, 2035	Oct. 01, 2035	Sep. 01, 2036	Sep. 01, 2036	Dec. 01, 2038	Dec. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Mar. 01, 2038	Jul. 01, 2034	Jul. 01, 2034	Dec. 01, 2033	Dec. 01, 2033	Oct. 01, 2035	Oct. 01, 2035	Sep. 01, 2036	Sep. 01, 2036